CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Common Stock [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2009	$ 21,746		$ 59,372	$ (37,626)
Beginning Balance (in Shares) at Dec. 31, 2009	11,801,326		11,801,326
Stock based compensation, net of forfietures	(28)		(28)	0
Stock based compensation, net of forfietures (in Shares)	(15,500)		(15,500)
Net income (loss)	(11,889)	[1]	0	(11,889)
Ending balance at Dec. 31, 2010	9,829	[1]	59,344	(49,515)
Ending Balance (in Shares) at Dec. 31, 2010	11,785,826	[1]	11,785,826
Net income (loss)	654		0	654
Ending balance at Dec. 31, 2011	$ 10,483		$ 59,344	$ (48,861)
Ending Balance (in Shares) at Dec. 31, 2011	11,785,826		11,785,826

[1]	Restated